COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

22.	COMMITMENTS AND CONTINGENCIES

(a) The Trust is subject to various legal proceedings and claims that arise in the ordinary course of business. Management evaluates all claims with the advice of legal counsel. Management believes these claims are generally covered by Granite's insurance policies and that any liability from remaining claims is not probable to occur and would not have a material adverse effect on the combined financial statements. However, actual outcomes may differ from management's expectations.

(b) As at December 31, 2022, the Trust's contractual commitments totaled $177.9 million which comprised of construction and development projects of $143.1 million and the committed acquisitions of two properties in Indiana upon completion totaling $34.8 million. As at December 31, 2022, the Trust has made deposits of $8.5 million in respect of the above committed acquisitions. The deposits are recorded as acquisition deposits on the combined balance sheet.

(c) In connection with the acquisitions of investment properties located in Palmetto, Georgia on November 12, 2020 and in Locust Grove, Georgia on March 12, 2021, $131.4 million (US$97.1 million) of bonds were assumed. The authorized amount of the bonds is $140.7 million (US$104.0 million), of which $131.4 million (US$97.1 million) was outstanding as at December 31, 2022. The bonds provide for a real estate tax abatement for the acquired investment properties. Through a series of transactions, the Trust is both the bondholder and the obligor of the bonds. Therefore, in accordance with IAS 32, the bonds are not recorded in the combined balance sheet.
The Trust is involved, in the normal course of business, in discussions, and has various letters of intent or conditional agreements, with respect to possible acquisitions of new properties and dispositions of existing properties in its portfolio. None of these commitments or contingencies, individually or in aggregate, would have a material impact on the combined financial statements.